Schedule of Investments (unaudited)	iShares® Global Green Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Corporate Bonds & Notes

Australia — 0.8%
Lendlease Finance Ltd.
3.40%, 10/27/27 (Call 07/29/27)(a)	AUD	150	$105,440
3.70%, 03/31/31 (Call 12/31/30)(a)	AUD	200	139,177
National Australia Bank Ltd.
0.35%, 09/07/22(a)	EUR	200	225,816
0.63%, 08/30/23(a)	EUR	300	341,306
National Australia Bank Ltd./New York, 3.63%, 06/20/23	USD	250	258,233
Pingan Real Estate Capital Ltd., 3.45%, 07/29/26(a)	USD	200	183,598
Principal Life Global Funding II, 1.25%, 08/16/26(b)	USD	150	143,850
Westpac Banking Corp.
0.63%, 11/22/24(a)	EUR	200	227,795
0.77%, 05/13/31 (Call 05/13/26)(a)(c)	EUR	300	328,299
Woolworths Group Ltd., 2.85%, 04/23/24	AUD	150	108,659
			2,062,173
Austria — 0.6%
CA Immobilien Anlagen AG, 1.00%, 10/27/25
(Call 07/27/25)(a)	EUR	200	222,254
Erste Group Bank, 0.13%, 05/17/28(a)	EUR	200	216,109
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG, 0.38%, 06/25/24(a)	EUR	200	225,101
Raiffeisen Bank International AG
0.38%, 09/25/26(a)	EUR	200	222,124
1.38%, 06/17/33 (Call 03/17/28)(a)(c)	EUR	200	213,143
Verbund AG
0.90%, 04/01/41 (Call 01/01/41)(a)	EUR	200	222,313
1.50%, 11/20/24(a)	EUR	300	350,298
			1,671,342
Belgium — 0.5%
Aedifica SA, 0.75%, 09/09/31 (Call 06/09/31)(a)	EUR	100	104,380
Belfius Bank SA, 0.38%, 06/08/27(a)	EUR	100	109,844
Cofinimmo SA, 0.88%, 12/02/30 (Call 09/02/30)(a)	EUR	200	212,199
FLUVIUS System Operator CVBA, 0.25%, 12/02/30 (Call 09/02/30)(a)	EUR	200	211,463
KBC Group NV
0.25%, 03/01/27 (Call 03/01/26)(a)(c)	EUR	100	110,164
0.38%, 06/16/27 (Call 06/16/26)(a)(c)	EUR	100	110,541
0.88%, 06/27/23(a)	EUR	100	114,103
Southern Water Services Finance Ltd., 1.63%, 03/30/27(a)	GBP	100	130,493
VGP NV
1.50%, 04/08/29 (Call 01/08/29)(a)	EUR	200	213,514
2.25%, 01/17/30(a)	EUR	100	110,479
			1,427,180
Brazil — 0.2%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	USD	260	285,665
Suzano Austria GmbH, 5.75%, 07/14/26(a)	USD	200	224,264
			509,929
British Virgin Islands — 0.1%
Talent Yield Euro Ltd., 1.00%, 09/24/25(a)	EUR	200	225,034

Canada — 1.6%
Algonquin Power Co, 2.85%, 07/15/31 (Call 04/15/31)	CAD	100	76,359
Allied Properties Real Estate Investment Trust, 3.10%, 02/06/32 (Call 11/06/31)	CAD	400	298,857
Bank of Nova Scotia (The), 2.38%, 01/18/23	USD	280	283,738
BCI QuadReal Realty
1.75%, 07/24/30 (Call 04/24/30)	CAD	200	145,284
Series 4 , 1.06%, 03/12/24	CAD	200	154,444
Brookfield Finance Inc., 2.72%, 04/15/31 (Call 01/15/31)	USD	305	298,882

		Par
Security		(000)	Value

Canada (continued)
Brookfield Renewable Partners ULC
3.33%, 08/13/50 (Call 02/13/50)	CAD	100	$71,663
4.25%, 01/15/29 (Call 10/15/28)	CAD	300	254,979
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	USD	200	192,258
Comber Wind Financial Corp., 5.13%, 11/15/30	CAD	31	26,550
Dream Industrial Real Estate Investment Trust, 2.06%,
06/17/27 (Call 04/17/27)	CAD	150	113,473
Granite REIT Holdings LP, 3.06%, 06/04/27 (Call 04/04/27)	CAD	300	239,160
Ivanhoe Cambridge II Inc., 2.30%, 12/12/24 (Call 11/12/24)	CAD	100	79,005
Lower Mattagami Energy LP, 2.43%, 05/14/31
(Call 02/14/31)	CAD	150	115,367
Manulife Financial Corp., 3.32%, 05/09/28
(Call 05/09/23)(c)	CAD	100	80,109
Ontario Power Generation Inc.
2.89%, 04/08/25 (Call 03/08/25)	CAD	50	40,219
3.22%, 04/08/30 (Call 01/08/30)	CAD	550	443,487
4.25%, 01/18/49 (Call 07/18/48)	CAD	385	331,349
RioCan Real Estate Investment Trust
1.97%, 06/15/26 (Call 05/15/26)	CAD	250	189,557
2.36%, 03/10/27 (Call 01/10/27)	CAD	175	133,255
2.83%, 11/08/28 (Call 09/08/28)	CAD	100	76,857
Royal Bank of Canada
0.25%, 05/02/24(a)	EUR	100	112,780
1.15%, 07/14/26	USD	300	288,363
Summit Industrial Income REIT, 2.25%, 01/12/27
(Call 12/12/26)	CAD	200	152,328
			4,198,323
China — 1.6%
Agricultural Bank of China Ltd./New York, 1.25%,
01/19/26(a)	USD	200	193,922
Amipeace Ltd., 1.75%, 11/09/26(a)	USD	200	195,450
Bank of China Ltd./Luxembourg, 0.00%, 04/28/24(a)(d)	EUR	200	223,854
Bank of China Ltd./Paris, 0.95%, 09/21/23(a)	USD	400	396,120
Bank of China Ltd./Sydney, 0.75%, 09/29/24(a)	USD	200	195,290
CGNPC International Ltd.
1.63%, 12/11/24(a)	EUR	200	231,141
2.00%, 09/11/25(a)	EUR	238	279,229
2.75%, 07/02/24(a)	USD	400	405,644
China Construction Bank, 0.00%, 04/22/24(a)(d)	EUR	400	447,717
China Construction Bank Corp./Hong Kong, 1.25%, 08/04/25(a)	USD	200	195,530
China Construction Bank Corp./Luxembourg, 0.00%, 10/22/22(a)(d)	EUR	200	224,917
Industrial & Commercial Bank of China Ltd./Luxembourg, 2.88%, 10/12/22(a)	USD	200	201,854
Industrial & Commercial Bank of China Ltd./Singapore
0.25%, 04/25/22(a)	EUR	150	168,619
1.00%, 10/28/24(a)	USD	200	196,028
Sino-Ocean Land Treasure IV Ltd., 3.25%, 05/05/26 (Call 02/05/26)(a)	USD	200	176,902
Three Gorges Finance II Cayman Islands Ltd., 1.30%, 06/21/24(a)	EUR	311	356,129
Xiaomi Best Time International Ltd., 4.10%, 07/14/51 (Call 01/14/51)(a)	USD	200	194,680
			4,283,026
Czech Republic — 0.4%
Ceska Sporitelna, 0.50%, 09/13/28 (Call 09/13/27)(a)(c)	EUR	200	214,651
CPI Property Group SA
1.63%, 04/23/27 (Call 01/23/27)(a)	EUR	250	280,180

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Czech Republic (continued)
2.75%, 05/12/26 (Call 02/12/26)(a)	EUR	300	$357,338
2.75%, 01/22/28 (Call 10/22/27)(a)	GBP	100	131,511
Raiffeisenbank AS, 1.00%, 06/09/28 (Call 06/09/27)(a)(c)	EUR	100	108,778
			1,092,458
Denmark — 0.7%
Danske Bank AS
0.75%, 06/09/29 (Call 06/09/28)(a)(c)	EUR	100	109,306
1.63%, 03/15/24(a)	EUR	200	231,507
Jyske Bank AS, 0.05%, 09/02/26(a)	EUR	200	219,884
Orsted A/S
1.50%, 11/26/29 (Call 08/26/29)(a)	EUR	200	237,374
1.75%, 12/09/3019 (Call 09/09/27)(a)(c)	EUR	200	225,252
2.13%, 05/17/27 (Call 02/17/27)(a)	GBP	100	137,024
2.25%, 11/24/3017 (Call 08/24/24)(a)(c)	EUR	200	231,229
2.50%, 05/16/33 (Call 02/16/33)(a)	GBP	200	279,346
Orsted AS
1.50%, 02/18/3021 (Call 08/18/30)(a)(c)	EUR	200	215,536
2.50%, 02/18/3021 (Call 08/18/32)(a)(c)	GBP	100	127,896
			2,014,354
Finland — 0.6%
Citycon Treasury BV, 1.63%, 03/12/28 (Call 12/12/27)(a)	EUR	100	106,169
Kojamo Oyj, 0.88%, 05/28/29 (Call 02/28/29)(a)	EUR	100	108,473
Nordea Bank Abp
0.30%, 06/30/22(a)	EUR	100	112,706
0.38%, 05/28/26(a)	EUR	300	338,319
0.50%, 03/19/31(a)	EUR	160	174,881
OP Corporate Bank PLC, 0.38%, 02/26/24(a)	EUR	200	226,501
OP Mortgage Bank, 0.05%, 03/25/31(a)	EUR	200	217,489
SATO Oyj, 1.38%, 02/24/28 (Call 11/24/27)(a)	EUR	100	112,428
UPM-Kymmene Oyj, 0.13%, 11/19/28 (Call 08/19/28)(a)	EUR	250	269,198
			1,666,164
France — 6.8%
ALD SA, 1.25%, 10/11/22(a)	EUR	200	227,110
AXA SA, 1.38%, 10/07/41 (Call 04/07/31)(a)(c)	EUR	300	319,347
Banque Federative du Credit Mutuel SA
0.10%, 10/08/27(a)	EUR	300	326,365
0.25%, 06/29/28(a)	EUR	200	217,729
BNP Paribas SA
0.38%, 10/14/27 (Call 10/14/26)(a)(c)	EUR	300	329,159
0.50%, 06/01/22(a)	EUR	100	112,715
0.50%, 06/04/26 (Call 06/04/25)(a)(c)	EUR	200	224,481
1.00%, 04/17/24(a)	EUR	200	229,155
1.13%, 08/28/24(a)	EUR	300	345,420
1.68%, 06/30/27 (Call 06/30/26)(b)(c)(e)	USD	250	240,922
BPCE SA
0.13%, 12/04/24(a)	EUR	300	337,193
0.50%, 01/14/28(a)	EUR	100	110,063
BPCE SFH SA
0.00%, 05/27/30(a)(d)	EUR	400	435,490
0.13%, 12/03/30(a)	EUR	400	438,173
CNP Assurances, 2.00%, 07/27/50 (Call 07/27/30)(a)(c)	EUR	200	225,234
Covivio
1.13%, 09/17/31 (Call 06/17/31)(a)	EUR	300	332,893
1.88%, 05/20/26 (Call 02/20/26)(a)	EUR	100	118,827
Credit Agricole Home Loan SFH SA, 0.05%, 12/06/29(a)	EUR	400	438,703
Credit Agricole SA, 0.38%, 10/21/25(a)	EUR	300	336,108
Credit Agricole SA/London, 0.75%, 12/05/23(a)	EUR	200	228,350
Electricite de France SA
1.00%, 10/13/26 (Call 07/13/26)(a)	EUR	600	689,163
		Par
Security		(000)	Value

France (continued)
1.00%, 11/29/33 (Call 08/29/33)(a)	EUR	600	$645,705
3.63%, 10/13/25 (Call 07/13/25)(b)	USD	830	869,533
Engie SA
0.38%, 02/28/23 (Call 11/28/22)(a)	EUR	200	225,872
0.38%, 06/21/27 (Call 03/20/27)(a)	EUR	300	332,920
0.38%, 10/26/29 (Call 07/26/29)(a)	EUR	300	325,448
0.50%, 10/24/30 (Call 07/24/30)(a)	EUR	100	108,424
1.00%, 10/26/36 (Call 07/26/36)(a)	EUR	300	323,159
1.38%, 02/28/29 (Call 11/28/28)(a)	EUR	300	350,682
1.38%, 06/21/39 (Call 03/21/39)(a)	EUR	200	222,173
1.50%, 03/27/28 (Call 12/27/27)(a)	EUR	200	235,826
1.50%, (Call 05/30/28)(a)(c)(f)	EUR	300	328,821
1.75%, 03/27/28 (Call 12/27/27)(a)	EUR	300	357,271
1.88%, (Call 01/02/31)(a)(c)(f)	EUR	200	216,318
2.13%, 03/30/32 (Call 12/30/31)(a)	EUR	400	496,264
3.25%, (Call 11/28/24)(a)(c)(f)	EUR	400	478,361
Gecina SA, 0.88%, 06/30/36 (Call 03/30/36)(a)	EUR	200	212,512
ICADE
1.00%, 01/19/30(a)	EUR	100	111,031
1.50%, 09/13/27 (Call 06/13/27)(a)	EUR	200	233,132
Ile-de-France Mobilites
0.40%, 05/28/31(a)	EUR	200	221,695
0.68%, 11/24/36(a)	EUR	200	216,502
0.95%, 05/28/41(a)	EUR	100	110,391
La Banque Postale SA, 1.38%, 04/24/29(a)	EUR	400	459,541
La Poste SA, 1.45%, 11/30/28(a)	EUR	200	237,610
New Immo Holding SA, Series ., 2.75%, 11/26/26
(Call 08/26/26)(a)	EUR	100	117,019
Regie Autonome des Transports Parisiens
0.35%, 06/20/29(a)	EUR	200	224,128
0.88%, 05/25/27(a)	EUR	100	116,203
RTE Reseau de Transport, 0.75%, 01/12/34
(Call 10/12/33)(a)(c)	EUR	100	109,372
SNCF Reseau
0.75%, 05/25/36(a)	EUR	600	666,797
0.88%, 01/22/29(a)	EUR	100	116,394
1.00%, 11/09/31(a)	EUR	400	467,602
1.88%, 03/30/34(a)	EUR	200	253,938
2.25%, 12/20/47(a)	EUR	400	550,891
Societe Generale SA, 0.88%, 09/22/28 (Call 09/22/27)(a)(c)	EUR	300	332,957
Societe Generale SFH SA
0.00%, 12/02/26(d)	EUR	500	557,198
0.00%, 02/11/30(a)(d)	EUR	300	327,534
0.13%, 07/18/29(a)	EUR	200	221,239
Stedin Holding NV, 0.00%, 11/16/26 (Call 08/16/26)(a)(d)	EUR	100	110,034
Unibail-Rodamco-Westfield SE, 2.50%, 02/26/24(a)	EUR	200	235,673
Vinci SA, 0.00%, 11/27/28 (Call 08/27/28)(a)(d)	EUR	200	216,556
			18,205,326
Germany — 10.5%
Aareal Bank AG, 0.75%, 04/18/28(a)	EUR	100	110,419
Bayerische Landesbank
0.13%, 02/10/28(a)	EUR	200	216,808
1.00%, 09/23/31 (Call 06/23/26)(a)(c)	EUR	200	219,830
1.38%, 11/22/32 (Call 08/22/27)(a)(c)	EUR	100	110,176
Berlin Hyp AG
0.00%, 07/19/27(a)(d)	EUR	100	111,107
0.00%, 07/07/28(a)(d)	EUR	100	110,545
0.00%, 09/02/30(a)(d)	EUR	500	545,048
0.13%, 05/05/22(a)	EUR	150	168,807
0.38%, 01/25/27	EUR	100	111,890

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Germany (continued)
0.50%, 09/26/23(a)	EUR	100	$113,297
0.50%, 11/05/29(a)	EUR	100	110,718
1.13%, 10/25/27(a)	EUR	100	114,894
1.50%, 04/18/28(a)	EUR	300	350,547
Series 201, 0.13%, 10/23/23	EUR	200	226,155
Series 211, 0.63%, 10/22/25(a)	EUR	100	114,565
Commerzbank AG
0.75%, 03/24/26 (Call 03/24/25)(a)(c)	EUR	200	225,930
1.25%, 10/23/23(a)	EUR	200	229,011
Daimler AG
0.75%, 09/10/30(a)	EUR	300	337,214
0.75%, 03/11/33(a)	EUR	340	373,891
Deutsche Bank AG, 1.38%, 06/10/26 (Call 06/10/25)(a)(c)	EUR	200	231,945
Deutsche Bank AG/New York NY, 1.69%, 03/19/26	USD	200	195,596
Deutsche Hypothekenbank AG
0.13%, 11/23/23(a)	EUR	300	339,027
0.25%, 12/10/24(a)	EUR	100	113,131
Deutsche Kreditbank AG
0.00%, 02/23/26(a)(d)	EUR	160	176,971
0.75%, 09/26/24(a)	EUR	200	228,087
Deutsche Pfandbriefbank AG, 0.10%, 02/02/26(a)	EUR	300	330,837
DZ Bank AG, 0.40%, 11/17/28(a)	EUR	100	109,141
E.ON International Finance BV, 1.25%, 10/19/27 (Call 07/19/27)(a)	EUR	250	292,254
E.ON SE
0.35%, 02/28/30 (Call 11/28/29)(a)	EUR	300	328,292
0.38%, 09/29/27 (Call 06/29/27)(a)	EUR	325	363,519
0.60%, 10/01/32 (Call 07/01/32)(a)	EUR	200	218,394
0.88%, 08/20/31 (Call 05/20/31)(a)	EUR	200	227,353
0.88%, 10/18/34 (Call 07/18/34)(c)	EUR	75	82,132
1.00%, 10/07/25 (Call 07/07/25)(a)	EUR	250	288,019
EnBW, 1.13%, 11/05/79 (Call 08/05/24)(a)(c)	EUR	200	224,690
EnBW Energie Baden-Wuerttemberg AG
1.38%, 08/31/81 (Call 05/31/28)(a)(c)	EUR	100	106,587
1.63%, 08/05/79 (Call 05/05/27)(a)(c)	EUR	200	219,621
1.88%, 06/29/80 (Call 03/30/26)(a)(c)	EUR	100	112,492
EnBW International Finance BV, 1.88%, 10/31/33 (Call 07/31/33)(a)	EUR	175	210,799
Eurogrid GmbH, 1.11%, 05/15/32 (Call 02/15/32)(a)	EUR	300	341,703
Hamburger Hochbahn AG, 0.13%, 02/24/31 (Call 11/24/30)(a)	EUR	200	216,498
ING-DiBa AG, 0.00%, 10/07/28(a)(d)	EUR	400	441,992
KfW
0.00%, 09/15/28(a)(d)	EUR	2,020	2,254,233
0.00%, 09/15/31(a)(d)	EUR	1,277	1,398,192
0.05%, 05/30/24	EUR	400	453,213
0.25%, 06/30/25	EUR	400	455,384
0.75%, 02/19/26	CAD	100	75,249
0.75%, 09/30/30	USD	450	411,633
0.88%, 09/15/26(a)	GBP	550	723,880
1.13%, 08/08/25	NOK	3,000	328,077
1.75%, 09/14/29	USD	1,100	1,094,731
2.00%, 09/29/22	USD	848	855,429
Kreditanstalt fuer Wiederaufbau
0.00%, 05/05/27(a)(d)	EUR	1,500	1,682,985
0.00%, 06/15/29(a)(d)	EUR	1,300	1,444,011
0.13%, 06/03/22	SEK	3,000	321,811
0.50%, 09/28/26(a)	EUR	449	516,828
1.25%, 08/28/23	NOK	2,800	313,188
1.38%, 02/02/28(a)	SEK	1,100	120,123
		Par
Security		(000)	Value

Germany (continued)
1.50%, 07/24/24	AUD	366	$259,803
Landesbank Baden-Wuerttemberg
0.13%, 06/27/23(a)	EUR	100	113,098
0.25%, 07/21/28(a)	EUR	100	107,777
1.50%, 02/03/25(a)	GBP	200	265,268
Series 806, 0.38%, 05/24/24(a)	EUR	400	451,874
Series 809, 0.38%, 07/29/26(a)	EUR	300	334,157
Landesbank Hessen-Thueringen Girozentrale, 0.38%, 06/04/29(a)	EUR	100	108,114
Landwirtschaftliche Rentenbank
0.00%, 09/22/27(a)(d)	EUR	700	781,170
0.00%, 06/30/31(a)(d)	EUR	300	327,295
Muenchener Hypothekenbank eG
0.38%, 03/09/29(a)	EUR	200	217,579
Series 1803, 0.25%, 12/13/23(a)	EUR	50	56,644
NRW Bank
0.00%, 10/15/29(d)	EUR	225	246,578
0.00%, 02/18/30(d)	EUR	130	142,286
0.00%, 02/03/31(d)	EUR	200	217,064
0.00%, 07/28/31(a)(d)	EUR	100	108,227
0.38%, 11/17/26(a)	EUR	50	56,705
0.50%, 09/13/27(a)	EUR	75	85,564
0.63%, 02/02/29(a)	EUR	175	201,024
0.75%, 06/30/28(a)	EUR	375	434,232
0.88%, 11/10/25(a)	EUR	125	144,525
RWE AG
0.50%, 11/26/28 (Call 08/26/28)(a)	EUR	250	276,681
0.63%, 06/11/31 (Call 03/11/31)(a)	EUR	200	215,673
1.00%, 11/26/33 (Call 08/26/33)(a)	EUR	100	109,014
Unicredit Bank AG, 0.00%, 09/28/26(a)(d)(e)	EUR	150	167,338
Volkswagen International Finance NV
0.88%, 09/22/28(a)	EUR	400	449,353
1.25%, 09/23/32(a)	EUR	300	340,813
Vonovia SE, 0.63%, 03/24/31 (Call 12/24/30)(a)	EUR	200	214,561
			28,181,316
Hong Kong — 0.7%
CMB International Leasing Management Ltd.
1.25%, 09/16/24 (Call 08/16/24)(a)	USD	200	194,574
1.75%, 09/16/26 (Call 08/16/26)(a)	USD	200	191,590
Hongkong Land Finance Cayman Islands Co. Ltd., 2.25%, 07/15/31 (Call 04/15/31)(a)	USD	200	190,940
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(a)	USD	200	204,340
MTR Corp. Ltd., 1.63%, 08/19/30(a)	USD	950	898,035
Rail Transit International Development Co. Ltd., 1.63%, 06/22/22(a)	EUR	200	225,115
			1,904,594
India — 0.4%
Indian Railway Finance Corp. Ltd., 3.84%, 12/13/27(a)	USD	200	209,606
Power Finance Corp. Ltd., 1.84%, 09/21/28(a)	EUR	100	110,978
State Bank of India/London, 4.50%, 09/28/23(a)	USD	600	625,134
			945,718
Ireland — 0.5%
AIB Group PLC, 0.50%, 11/17/27 (Call 11/17/26)(a)(c)	EUR	393	431,573
Bank of Ireland Group PLC, 0.38%, 05/10/27 (Call 05/10/26)(a)(c)	EUR	340	371,889
ESB Finance DAC, 1.13%, 06/11/30 (Call 03/11/30)(a)	EUR	200	229,681
ESB Finance DAS Co., 1.00%, 07/19/34	EUR	200	222,861
			1,256,004

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Isle Of Man — 0.1%
NE Property BV, 3.38%, 07/14/27 (Call 04/14/27)(a)	EUR	234	$283,963

Italy — 2.6%
A2A SpA
1.00%, 07/16/29 (Call 04/16/29)(a)	EUR	100	113,412
1.00%, 11/02/33 (Call 08/02/33)(a)	EUR	250	269,566
ACEA SpA
0.00%, 09/28/25 (Call 06/28/25)(a)(d)	EUR	100	111,063
0.25%, 07/28/30 (Call 04/28/30)(a)	EUR	200	210,970
Aeroporti di Roma SpA, 1.63%, 02/02/29 (Call 11/02/28)(a)	EUR	200	228,517
Assicurazioni Generali SpA
2.12%, 10/01/30(a)	EUR	200	229,391
2.43%, 07/14/31 (Call 01/14/31)(a)	EUR	300	346,304
Credit Agricole Italia SpA, 0.13%, 03/15/33(a)	EUR	200	214,305
Enel Finance International NV
1.00%, 09/16/24(a)	EUR	301	345,453
1.13%, 09/16/26 (Call 06/16/26)(a)	EUR	550	633,444
1.50%, 07/21/25 (Call 04/21/25)(a)	EUR	300	349,890
ERG SpA
0.50%, 09/11/27 (Call 06/11/27)(a)	EUR	200	219,888
0.88%, 09/15/31 (Call 06/15/31)(a)	EUR	100	107,755
1.88%, 04/11/25 (Call 01/11/25)(a)	EUR	250	291,926
Ferrovie dello Stato Italiane SpA
0.38%, 03/25/28(a)	EUR	500	552,603
0.88%, 12/07/23(a)	EUR	400	457,518
Hera SpA, 0.88%, 07/05/27 (Call 04/05/27)(a)	EUR	200	226,840
Intesa Sanpaolo SpA
0.75%, 03/16/28(a)	EUR	400	439,323
0.88%, 06/27/22(a)	EUR	100	112,938
1.50%, 04/10/24(a)	EUR	200	231,042
Iren SpA
0.25%, 01/17/31 (Call 10/17/30)(a)	EUR	100	103,036
0.88%, 10/14/29 (Call 07/14/29)(a)	EUR	200	221,295
1.50%, 10/24/27 (Call 07/24/27)(a)	EUR	200	232,826
1.95%, 09/19/25 (Call 06/19/25)(a)	EUR	200	235,673
Mediobanca Banca di Credito Finanziario SpA, 1.00%, 09/08/27(a)	EUR	200	224,883
UniCredit SpA, 0.80%, 07/05/29 (Call 07/05/28)(a)(c)	EUR	300	328,677
			7,038,538
Japan — 0.9%
Central Nippon Expressway Co. Ltd., 0.89%, 12/10/25(a)	USD	200	191,924
Marubeni Corp., 1.58%, 09/17/26 (Call 08/17/26)(a)	USD	200	193,282
Mitsubishi UFJ Financial Group Inc.
0.68%, 01/26/23(a)	EUR	100	113,418
0.85%, 07/19/29(a)	EUR	200	223,097
0.98%, 10/09/23(a)	EUR	200	228,631
2.53%, 09/13/23(e)	USD	200	203,426
MITSUI FUDOSAN Co. Ltd., 2.57%, 01/21/32	USD	200	199,592
Mizuho Financial Group Inc., 0.21%, 10/07/25(a)	EUR	350	389,374
Nidec Corp., 0.05%, 03/30/26 (Call 02/28/26)(a)	EUR	100	110,188
Sumitomo Mitsui Financial Group Inc.
0.47%, 05/30/24(a)	EUR	206	233,273
0.93%, 10/11/24(a)	EUR	100	114,569
2.47%, 01/14/29	USD	200	198,170
			2,398,944
		Par
Security		(000)	Value

Lithuania — 0.1%
AB Ignitis Grupe
1.88%, 07/10/28 (Call 04/10/28)(a)	EUR	100	$118,805
2.00%, 07/14/27(a)	EUR	100	119,182
			237,987
Luxembourg — 0.7%
Acef Holding SCA, 1.25%, 04/26/30 (Call 01/26/30)(a)	EUR	400	437,242
CBRE Global Investors Open-Ended Funds SCA
SICAV-SIF, 0.90%, 10/12/29 (Call 07/12/29)(a)	EUR	200	216,943
NORD/LB Luxembourg SA Covered Bond Bank, 0.05%, 01/28/25(a)	EUR	100	111,795
P3 Group, 0.88%, 01/26/26	EUR	100	111,293
Prologis International Funding II SA
0.75%, 03/23/33 (Call 12/23/32)(a)	EUR	200	208,481
0.88%, 07/09/29 (Call 04/09/29)(a)	EUR	250	278,298
2.38%, 11/14/30 (Call 08/14/30)(a)	EUR	250	308,800
SELP Finance Sarl, 0.88%, 05/27/29 (Call 02/27/29)(a)	EUR	150	161,929
			1,834,781
Netherlands — 5.3%
ABN AMRO Bank NV
0.50%, 04/15/26(a)	EUR	200	226,429
0.50%, 09/23/29(a)	EUR	300	323,412
0.63%, 05/31/22(a)	EUR	200	225,521
0.88%, 04/22/25(a)	EUR	300	344,548
2.47%, 12/13/29 (Call 12/13/28)(b)(c)	USD	300	290,652
Alliander NV
0.38%, 06/10/30 (Call 03/10/30)(a)	EUR	200	219,394
0.88%, 06/24/32 (Call 03/24/32)(a)	EUR	100	112,757
Cooperatieve Rabobank U.A., 1.11%, 02/24/27 (Call 02/24/26)(b)(c)	USD	725	692,114
Cooperatieve Rabobank UA, 0.25%, 10/30/26(a)	EUR	200	222,598
CTP NV
0.63%, 11/27/23 (Call 10/27/23)(a)	EUR	100	113,445
0.75%, 02/18/27 (Call 11/18/26)(a)	EUR	529	573,077
0.88%, 01/20/26(a)	EUR	100	111,483
1.50%, 09/27/31 (Call 06/27/31)(a)	EUR	200	212,806
De Volksbank, 0.25%, 06/22/26 (Call 03/22/26)(a)	EUR	300	330,261
de Volksbank NV
0.38%, 03/03/28 (Call 12/03/27)(a)	EUR	100	107,928
1.75%, 10/22/30 (Call 10/22/25)(a)(c)	EUR	200	229,584
Enexis Holding NV
0.38%, 04/14/33 (Call 01/14/33)(a)	EUR	250	264,758
0.63%, 06/17/32 (Call 03/17/32)(a)	EUR	100	109,618
ING Groep NV
0.88%, 06/09/32 (Call 03/09/27)(a)(c)	EUR	200	218,320
1.13%, 12/07/28 (Call 12/07/27)(a)(c)	GBP	300	377,188
1.40%, 07/01/26 (Call 07/01/25)(b)(c)	USD	405	394,259
2.50%, 11/15/30(a)	EUR	500	629,868
4.63%, 01/06/26(b)	USD	300	327,474
LeasePlan Corp. NV
0.25%, 02/23/26(a)	EUR	600	662,699
0.25%, 09/07/26(a)	EUR	200	219,235
1.38%, 03/07/24(a)	EUR	100	115,263
3.50%, 04/09/25(a)	EUR	108	133,058
Nationale-Nederlanden Bank NV Netherlands (The), 0.50%, 09/21/28	EUR	100	109,388
Nederlandse Waterschapsbank NV
0.00%, 10/02/34(a)(d)	EUR	100	105,062
0.70%, 01/25/23(a)	SEK	550	59,287
1.00%, 09/03/25(a)	EUR	300	348,565

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Netherlands (continued)
2.38%, 03/24/26(b)	USD	400	$411,348
NIBC Bank NV, 0.25%, 09/09/26(a)	EUR	300	328,104
PostNL NV, 0.63%, 09/23/26 (Call 06/23/26)	EUR	100	112,900
Ren Finance BV, 0.50%, 04/16/29 (Call 01/16/29)(a)	EUR	100	109,745
Royal Schiphol Group NV
0.88%, 09/08/32 (Call 06/08/32)(a)	EUR	100	109,213
1.50%, 11/05/30 (Call 08/05/30)(a)	EUR	300	355,845
TenneT Holding BV
0.13%, 11/30/32 (Call 08/30/32)(a)	EUR	150	154,054
0.50%, 11/30/40 (Call 08/30/40)(a)	EUR	400	387,132
0.88%, 06/03/30 (Call 03/03/30)(a)	EUR	300	339,765
0.88%, 06/16/35 (Call 03/16/35)(a)	EUR	300	324,514
1.00%, 06/13/26 (Call 03/13/26)(a)	EUR	387	446,297
1.25%, 10/24/33 (Call 07/24/33)(a)	EUR	150	172,771
1.38%, 06/05/28 (Call 03/05/28)(a)	EUR	350	412,172
1.38%, 06/26/29 (Call 03/26/29)(a)	EUR	200	235,244
1.50%, 06/03/39 (Call 03/03/39)(a)	EUR	300	346,017
1.75%, 06/04/27 (Call 03/04/27)(a)	EUR	100	120,041
1.88%, 06/13/36 (Call 03/13/36)(a)	EUR	100	121,326
2.00%, 06/05/34 (Call 03/05/34)(a)	EUR	250	309,053
Tennet Holdings BV
0.50%, 06/09/31 (Call 03/09/31)(a)	EUR	200	218,023
1.13%, 06/09/41 (Call 12/09/40)(a)	EUR	100	107,456
Vesteda Finance BV, 1.50%, 05/24/27 (Call 02/24/27)(a)	EUR	200	233,758
Vesteda Finance BV Co., 0.75%, 10/18/31 (Call 07/18/31)(a)	EUR	100	108,940
VIA Outlets BV, 1.75%, 11/15/28 (Call 08/15/28)(a)	EUR	200	220,513
			14,094,282
Norway — 1.5%
DNB Bank ASA, 0.38%, 01/18/28 (Call 01/18/27)(a)(c)	EUR	100	111,373
DNB Boligkreditt AS
0.00%, 01/21/31(a)(d)	EUR	600	649,568
0.63%, 06/19/25(a)	EUR	525	600,523
0.75%, 01/31/24(a)	SEK	2,000	216,171
Eika Boligkreditt AS, 0.13%, 06/16/31(a)	EUR	150	163,162
SpareBank 1 Boligkreditt AS
0.00%, 09/22/27(a)(d)	EUR	350	387,687
0.50%, 01/30/25(a)	EUR	400	455,523
Sparebank 1 Oestlandet, 0.13%, 03/03/28(a)	EUR	160	173,689
SpareBank 1 SR-Bank ASA, 0.25%, 11/09/26(a)	EUR	100	110,693
Sparebanken Soer Boligkreditt AS, 0.00%, 10/26/26(a)(d)	EUR	100	111,207
Sparebanken Vest Boligkreditt AS
0.00%, 11/11/26(a)(d)	EUR	200	222,508
0.00%, 06/28/27(a)(d)	EUR	300	332,549
SR-Boligkreditt AS, 0.00%, 10/08/26(d)	EUR	300	333,661
Storebrand Livsforsikring AS, 1.88%, 09/30/51 (Call 03/31/31)(a)(c)	EUR	100	105,456
			3,973,770
Poland — 0.1%
mBank SA, 0.97%, 09/21/27 (Call 09/21/26)(a)(c)	EUR	200	217,857

Portugal — 0.4%
EDP - Energias de Portugal SA, 1.63%, 04/15/27 (Call 01/15/27)(a)	EUR	300	353,627
EDP Finance BV
0.38%, 09/16/26 (Call 06/16/26)(a)	EUR	400	446,841
1.71%, 01/24/28(b)(e)	USD	200	187,998
			988,466
		Par
Security		(000)	Value

Qatar — 0.1%
QNB Finance Ltd., 1.63%, 09/22/25(a)	USD	200	$195,666

Romania — 0.1%
Globalworth Real Estate Investments Ltd., 2.95%, 07/29/26 (Call 04/29/26)(a)	EUR	150	175,403

Russia — 0.1%
Russian Railways Via RZD Capital PLC, 2.20%, 05/23/27 (Call 02/23/27)(a)	EUR	200	215,368

Saudi Arabia — 0.2%
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(a)	USD	400	392,108
2.41%, 09/17/30(a)	USD	200	195,280
			587,388
Slovakia — 0.0%
Tatra Banka as, 0.50%, 04/23/28 (Call 04/23/27)(a)(c)	EUR	100	107,817

South Korea — 0.7%
Hanwha Energy USA Holdings Corp., 2.38%, 07/30/22(a)	USD	250	251,145
Hyundai Capital Services Inc., 0.75%, 07/06/23(a)	CHF	100	109,060
Kia Corp., 1.00%, 04/16/24(a)	USD	200	196,674
Korea Electric Power Corp., 2.50%, 06/24/24(a)	USD	275	281,094
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23(a)	USD	300	310,260
LG Chem Ltd.
0.50%, 04/15/23(a)	EUR	200	225,737
3.25%, 10/15/24(a)	USD	400	415,176
3.63%, 04/15/29(a)	USD	200	213,860
			2,003,006
Spain — 3.6%
Abanca Corp. Bancaria SA, 0.50%, 09/08/27
(Call 09/08/26)(a)(c)	EUR	200	217,287
Banco Bilbao Vizcaya Argentaria SA
1.00%, 06/21/26(a)	EUR	300	341,548
1.38%, 05/14/25(a)	EUR	400	462,709
Banco de Sabadell SA, 1.13%, 03/11/27
(Call 03/11/26)(a)(c)	EUR	200	226,177
Banco Santander SA
0.30%, 10/04/26(a)	EUR	400	444,500
0.63%, 06/24/29 (Call 06/24/28)(a)(c)	EUR	300	326,695
1.13%, 06/23/27(a)	EUR	300	340,884
Bankinter SA, 0.63%, 10/06/27(a)	EUR	300	329,920
CaixaBank SA
0.38%, 11/18/26 (Call 11/18/25)(a)(c)	EUR	400	442,779
0.50%, 02/09/29 (Call 02/09/28)(a)(c)	EUR	300	323,611
1.25%, 06/18/31 (Call 03/18/26)(a)(c)	EUR	300	331,430
1.50%, 12/03/26 (Call 12/03/25)(a)(c)	GBP	200	259,703
Iberdrola Finanzas SA
1.00%, 03/07/25 (Call 12/07/24)(a)	EUR	700	806,288
1.25%, 10/28/26 (Call 07/28/26)(a)	EUR	300	351,784
1.25%, 09/13/27(a)	EUR	200	236,017
Series ., 1.58%, (Call 11/16/27)(a)(c)(f)	EUR	200	218,250
Iberdrola International BV
0.38%, 09/15/25(a)	EUR	300	339,482
1.13%, 04/21/26(a)	EUR	400	466,034
1.88%, (Call 02/22/23)(a)(c)(f)	EUR	300	341,710
2.63%, (Call 03/26/24)(a)(c)(f)	EUR	500	584,486
3.25%, (Call 11/12/24)(a)(c)(f)	EUR	300	357,709
Series NC6, 1.45%, (Call 11/09/26)(a)(c)(f)	EUR	200	220,502
Series NC9, 1.83%, (Call 08/09/29)(a)(c)(f)	EUR	400	435,939
Kutxabank SA, 0.50%, 10/14/27 (Call 10/14/26)(a)(c)	EUR	200	219,760

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Spain (continued)
Lar Espana Real Estate Socimi SA, 1.84%, 11/03/28 (Call 08/03/28)(a)	EUR	200	$223,214
Naturgy Finance BV, 0.88%, 05/15/25 (Call 02/15/25)(a)	EUR	300	344,180
Red Electrica Financiaciones SAU
0.38%, 07/24/28 (Call 04/24/28)(a)	EUR	200	224,409
0.50%, 05/24/33 (Call 02/24/33)(a)	EUR	200	219,010
			9,636,017
Supranational — 2.4%
Asian Development Bank, 0.75%, 02/10/26	CAD	100	75,257
European Investment Bank
0.00%, 11/15/30(a)(d)	EUR	650	714,886
0.05%, 11/15/29	EUR	44	49,005
European Union, 0.40%, 02/04/37(a)	EUR	4,746	5,250,051
International Bank for Reconstruction & Development, 0.38%, 07/17/23	SEK	3,000	322,355
Nordic Investment Bank, 0.13%, 01/28/30	DKK	1,000	149,772
			6,561,326
Sweden — 1.0%
SBAB Bank AB, 0.50%, 05/13/25(a)	EUR	300	340,618
SBAB Bank AB, 0.13%, 08/27/26(a)	EUR	100	110,736
Skandinaviska Enskilda Banken AB, 0.30%, 02/17/22(a)	EUR	200	224,764
Svenska Handelsbanken AB
0.00%, 12/02/27(a)(d)	EUR	200	216,224
0.38%, 07/03/23(a)	EUR	200	226,632
Swedbank AB
0.25%, 11/07/22(a)	EUR	200	225,897
0.30%, 05/20/27 (Call 05/20/26)(a)(c)	EUR	300	330,803
1.38%, 12/08/27 (Call 12/08/26)(a)(c)	GBP	100	129,585
1.54%, 11/16/26(b)	USD	200	194,940
Vattenfall AB
0.05%, 10/15/25 (Call 07/15/25)(a)	EUR	300	333,921
0.13%, 02/12/29 (Call 11/12/28)(a)	EUR	150	161,475
0.50%, 06/24/26 (Call 03/24/26)(a)	EUR	200	225,836
			2,721,431
Switzerland — 0.1%
Credit Suisse AG/London, 0.45%, 05/19/25(a)	EUR	200	225,119
Swiss Life Finance I AG Co., 0.50%, 09/15/31 (Call 06/15/31)(a)	EUR	125	132,993
			358,112
United Arab Emirates — 0.2%
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	USD	200	210,364
4.64%, 05/14/29(a)	USD	200	218,202
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49	USD	200	194,064
			622,630
United Kingdom — 2.0%
Aster Treasury PLC, 1.41%, 01/27/36(a)	GBP	100	119,942
Barclays PLC
0.63%, 11/14/23 (Call 11/14/22)(a)(c)	EUR	200	226,065
1.70%, 11/03/26 (Call 11/03/25)(a)(c)	GBP	100	131,416
Berkeley Group PLC (The), 2.50%, 08/11/31 (Call 05/11/31)(a)	GBP	200	250,321
Canary Wharf Group Investment Holdings PLC
1.75%, 04/07/26 (Call 01/07/26)(a)	EUR	100	112,646
2.63%, 04/23/25(a)	GBP	100	133,495
3.38%, 04/23/28 (Call 01/23/28)(a)	GBP	200	265,163
Clarion Funding PLC
1.88%, 01/22/35(a)	GBP	200	254,885
1.88%, 09/07/51(a)	GBP	100	117,633
		Par
Security		(000)	Value

United Kingdom (continued)
Global Switch Finance BV, 1.38%, 10/07/30 (Call 07/07/30)(a)	EUR	270	$293,998
Greater Gabbard OFTO PLC, 4.14%, 11/29/32(a)	GBP	75	111,697
Gwynt y Mor OFTO PLC, 2.78%, 02/17/34(a)	GBP	76	103,768
HSBC Holdings PLC, 1.50%, 12/04/24 (Call 12/04/23)(a)(c)	EUR	400	460,763
Just Group PLC, 7.00%, 04/15/31 (Call 10/15/25)(a)(c)	GBP	100	150,221
National Grid Electricity Transmission PLC, 0.19%,
01/20/25 (Call 10/20/24)(a)	EUR	220	246,479
Natwest Group PLC, 2.36%, 05/22/24 (Call 05/22/23)(c)	USD	400	403,216
Northern Powergrid Northeast PLC, 1.88%, 06/16/62(a)	GBP	100	114,914
Paragon Treasury PLC, 2.00%, 05/07/36(a)	GBP	120	154,127
Platform HG Financing PLC, 1.93%, 09/15/41(a)	GBP	100	124,714
Scottish Hydro Electric Transmission PLC, 2.25%, 09/27/35 (Call 06/27/35)(a)	GBP	200	258,374
Segro Capital Sarl, 0.50%, 09/22/31 (Call 06/22/31)(a)	EUR	100	105,799
SSE PLC
0.88%, 09/06/25 (Call 06/06/25)(a)	EUR	250	285,415
1.38%, 09/04/27 (Call 06/04/27)(a)	EUR	200	233,799
Thames Wather Utilities Ltd., 1.25%, 01/31/32	EUR	100	110,194
Tritax Big Box REIT PLC, 1.50%, 11/27/33 (Call 08/27/33)(a)	GBP	100	121,625
Tritax EuroBox PLC, 0.95%, 06/02/26 (Call 03/02/26)(a)	EUR	200	222,308
United Utilities Water Finance PLC, 0.88%, 10/28/29 (Call 07/28/29)(a)	GBP	200	248,217
Workspace Group PLC, 2.25%, 03/11/28 (Call 12/11/27)(a)	GBP	100	129,729
			5,490,923
United States — 10.5%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	USD	425	406,721
2.45%, 01/15/31 (Call 10/15/30)	USD	225	212,105
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	USD	250	231,825
3.80%, 04/15/26 (Call 02/15/26)	USD	145	154,801
Apple Inc.
2.85%, 02/23/23 (Call 12/23/22)	USD	565	575,034
3.00%, 06/20/27 (Call 03/20/27)	USD	410	429,709
Arizona Public Service Co., 2.65%, 09/15/50
(Call 03/15/50)(e)	USD	155	131,228
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	USD	155	159,613
3.20%, 04/15/25 (Call 03/15/25)(e)	USD	420	434,330
3.80%, 06/01/29 (Call 03/01/29)	USD	300	320,988
Bank of America Corp., 2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(c)	USD	775	781,673
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	USD	50	46,579
2.55%, 04/01/32 (Call 01/01/32)	USD	325	312,741
3.40%, 06/21/29 (Call 03/21/29)	USD	440	455,004
4.50%, 12/01/28 (Call 09/01/28)	USD	370	408,920
Citigroup Inc., 1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(c)	USD	350	351,340
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61 (Call 12/15/60)	USD	200	199,576
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	USD	250	262,465
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	USD	325	353,119
Digital Dutch Finco BV
0.63%, 07/15/25 (Call 06/15/25)(a)	EUR	200	225,153
1.00%, 01/15/32 (Call 10/15/31)(a)	EUR	300	315,209
1.50%, 03/15/30 (Call 12/15/29)(a)	EUR	200	225,827
Digital Euro Finco LLC, 2.50%, 01/16/26 (Call 10/16/25)(a)	EUR	300	359,596

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

United States (continued)
Digital Intrepid Holding BV, 0.63%, 07/15/31 (Call 04/15/31)(a)	EUR	300	$307,315
Dominion Energy Inc., Series C, 2.25%, 08/15/31 (Call 05/15/31)	USD	105	99,824
DTE Electric Co.
3.95%, 03/01/49 (Call 09/01/48)	USD	220	247,729
Series A, 1.90%, 04/01/28 (Call 02/01/28)	USD	350	340,084
Series A, 4.05%, 05/15/48 (Call 11/15/47)	USD	185	211,923
Series B, 3.25%, 04/01/51 (Call 10/01/50)	USD	125	126,986
Duke Energy Carolinas LLC
3.35%, 05/15/22	USD	68	68,561
3.95%, 11/15/28 (Call 08/15/28)	USD	310	338,163
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	USD	190	189,411
Duke Energy Progress LLC, 3.45%, 03/15/29
(Call 12/15/28)	USD	285	301,254
Duke Realty LP
1.75%, 02/01/31 (Call 11/01/30)	USD	255	234,585
2.88%, 11/15/29 (Call 08/15/29)	USD	285	290,389
Equinix Inc.
0.25%, 03/15/27 (Call 01/15/27)	EUR	150	163,184
1.00%, 09/15/25 (Call 08/15/25)	USD	150	143,645
1.00%, 03/15/33 (Call 12/15/32)	EUR	200	210,251
1.55%, 03/15/28 (Call 01/15/28)	USD	250	233,870
2.50%, 05/15/31 (Call 02/15/31)	USD	325	310,931
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)(e)	USD	100	93,932
4.15%, 12/01/28 (Call 09/01/28)	USD	195	214,763
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	USD	288	294,039
Federal Realty Investment Trust, 1.25%, 02/15/26 (Call 01/15/26)	USD	100	96,390
Fifth Third Bancorp., 1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(c)	USD	250	242,323
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)(e)	USD	125	129,825
Healthpeak Properties Inc., 2.13%, 12/01/28 (Call 10/01/28)	USD	320	312,368
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)	USD	250	249,012
Series I, 3.50%, 09/15/30 (Call 06/15/30)	USD	100	99,414
Series J, 2.90%, 12/15/31 (Call 09/15/31)	USD	195	183,357
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	USD	140	142,349
3.60%, 04/01/29 (Call 01/01/29)	USD	150	159,215
4.10%, 09/26/28 (Call 06/26/28)	USD	160	173,626
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(c)	USD	1,000	987,190
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(c)	USD	200	194,368
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	USD	195	203,796
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	USD	425	406,517
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	USD	100	93,640
2.65%, 11/15/33 (Call 08/15/33)	USD	155	143,742
4.75%, 12/15/28 (Call 09/15/28)	USD	225	252,092
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	USD	160	158,131
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	USD	390	363,480
Massachusetts Institute of Technology, 3.96%, 07/01/38	USD	219	251,587
Metropolitan Life Global Funding I, 0.95%, 07/02/25(b)(e)	USD	150	145,619
		Par
Security		(000)	Value

United States (continued)
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	USD	100	$104,662
3.15%, 04/15/50 (Call 10/15/49)	USD	125	123,616
3.65%, 04/15/29 (Call 01/15/29)	USD	190	205,388
3.65%, 08/01/48 (Call 02/01/48)	USD	420	447,674
3.95%, 08/01/47 (Call 02/01/47)	USD	280	309,658
4.25%, 07/15/49 (Call 01/15/49)	USD	415	484,131
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/28 (Call 04/15/28)	USD	265	256,319
Niagara Mohawk Power Corp., 1.96%, 06/27/30 (Call 03/27/30)(b)	USD	300	281,943
Norinchukin Bank (The), 2.08%, 09/22/31(b)	USD	200	192,442
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	USD	300	269,136
2.90%, 03/01/50 (Call 09/01/49)	USD	190	181,741
3.20%, 04/01/52 (Call 10/01/51)	USD	130	131,278
NSTAR Electric Co.
3.25%, 05/15/29 (Call 02/15/29)	USD	375	393,229
3.95%, 04/01/30 (Call 01/01/30)	USD	250	274,802
Pacific Life Global Funding II, 1.38%, 04/14/26(b)	USD	150	146,288
PacifiCorp., 2.90%, 06/15/52 (Call 12/15/51)	USD	300	278,520
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)(e)	USD	125	124,695
PNC Financial Services Group Inc. (The), 2.20%, 11/01/24 (Call 10/02/24)(e)	USD	250	253,442
Prologis Euro Finance LLC, 0.38%, 02/06/28 (Call 11/06/27)	EUR	200	218,882
Prologis LP, 1.25%, 10/15/30 (Call 07/15/30)(e)	USD	230	207,232
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)(e)	USD	50	49,298
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	USD	55	59,176
4.10%, 06/15/48 (Call 12/15/47)	USD	220	248,171
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	USD	300	295,833
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	USD	175	159,003
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31 (Call 05/15/31)(e)	USD	125	119,151
Series K, 3.15%, 08/15/51 (Call 02/15/51)	USD	125	119,473
Rexford Industrial Realty LP, 2.15%, 09/01/31 (Call 06/01/31)	USD	125	115,136
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	USD	145	137,041
Southern California Edison Co.
Series G, 2.50%, 06/01/31 (Call 03/01/31)(e)	USD	450	439,672
Series H, 3.65%, 06/01/51 (Call 12/01/50)	USD	100	100,457
Southern Power Co.
1.85%, 06/20/26	EUR	200	234,621
4.15%, 12/01/25 (Call 09/01/25)	USD	290	308,856
Series 2016, 1.00%, 06/20/22	EUR	200	225,861
Southwestern Electric Power Co., 3.25%, 11/01/51 (Call 05/01/51)(e)	USD	250	233,685
Southwestern Public Service Co.
3.75%, 06/15/49 (Call 12/15/48)	USD	75	81,183
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	USD	50	49,253
Toyota Motor Credit Corp., 2.15%, 02/13/30	USD	295	288,902
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	USD	225	205,846
UDR Inc., 1.90%, 03/15/33 (Call 12/15/32)	USD	235	209,754
Union Electric Co., 2.63%, 03/15/51 (Call 09/15/50)	USD	175	158,744

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

United States (continued)
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	USD	280	$253,501
2.85%, 09/03/41 (Call 03/03/41)	USD	150	140,033
3.88%, 02/08/29 (Call 11/08/28)	USD	765	824,440
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	USD	200	196,840
3.40%, 06/01/31 (Call 03/01/31)	USD	100	99,578
Wabtec Transportation Netherlands BV, 1.25%, 12/03/27 (Call 10/03/27)	EUR	100	111,627
Welltower Inc., 2.70%, 02/15/27 (Call 12/15/26)	USD	220	225,029
Wisconsin Power and Light Co., 1.95%, 09/16/31 (Call 06/16/31)	USD	75	71,070
Wisconsin Public Service Corp., 2.85%, 12/01/51 (Call 06/01/51)	USD	195	180,246
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	USD	375	364,646
2.25%, 01/30/31 (Call 10/30/30)	USD	190	181,739
			28,135,379
Total Corporate Bonds & Notes — 58.7%
(Cost: $164,365,621)			157,521,995

Foreign Government Obligations(g)

Australia — 0.6%
New South Wales Treasury Corp.
1.25%, 11/20/30	AUD	820	533,596
3.00%, 11/15/28(a)	AUD	400	299,933
Queensland Treasury Corp.
1.25%, 03/10/31(b)	AUD	680	440,869
2.50%, 03/06/29(a)	AUD	475	345,464
3.00%, 03/22/24(b)	AUD	125	91,923
			1,711,785
Belgium — 1.5%
Kingdom of Belgium Government Bond, Series 86 1.25%, 04/22/33(b)	EUR	3,333	4,121,697

Canada — 2.1%
City of Ottawa Ontario, 2.50%, 05/11/51	CAD	200	138,498
City of Toronto Canada
2.60%, 09/24/39	CAD	50	36,750
3.20%, 08/01/48	CAD	100	79,530
CPPIB Capital Inc.
0.25%, 04/06/27(a)	EUR	500	560,641
0.88%, 02/06/29(a)	EUR	250	289,822
3.00%, 06/15/28(a)	CAD	250	206,636
Export Development Canada
1.65%, 07/31/24	CAD	100	78,790
1.80%, 09/01/22	CAD	150	118,616
Ontario Teachers’ Finance Trust
0.05%, 11/25/30(a)	EUR	250	267,334
0.95%, 11/24/51(a)	EUR	100	106,793
Province of Ontario Canada
1.55%, 11/01/29	CAD	750	558,958
1.85%, 02/01/27	CAD	1,075	837,555
1.95%, 01/27/23	CAD	350	277,775
2.65%, 02/05/25	CAD	1,120	904,062
Province of Quebec Canada
1.65%, 03/03/22	CAD	75	59,069
2.10%, 05/27/31	CAD	150	115,456

		Par
Security		(000)	Value

Canada (continued)
2.25%, 02/22/24	CAD	270	$215,779
2.45%, 03/01/23	CAD	675	538,694
2.60%, 07/06/25	CAD	50	40,373
South Coast British Columbia Transportation Authority
2.65%, 10/29/50	CAD	50	35,711
3.25%, 11/23/28	CAD	50	41,775
			5,508,617
Chile — 0.8%
Chile Government International Bond
0.83%, 07/02/31 (Call 04/02/31)	EUR	650	709,058
1.25%, 01/29/40 (Call 10/31/39)(c)	EUR	400	420,732
2.55%, 01/27/32 (Call 10/27/31)	USD	360	347,537
3.50%, 01/25/50 (Call 07/25/49)	USD	805	775,135
			2,252,462
China — 0.6%
China Development Bank
3.07%, 03/24/24	CNY	6,700	1,070,583
3.10%, 11/21/22	CNY	3,000	475,249
			1,545,832
Denmark — 0.3%
Kommunekredit
0.13%, 09/26/40(a)	EUR	200	200,587
0.63%, 11/21/39(a)	EUR	200	221,394
0.75%, 08/15/24(a)	GBP	100	132,346
0.75%, 07/05/28(a)	EUR	250	289,550
			843,877
Finland — 0.3%
Kuntarahoitus Oyj, 0.88%, 12/16/24(a)	GBP	100	132,500
Kuntarahoitus OYJ
0.00%, 10/14/30(a)(d)	EUR	220	240,100
0.05%, 09/06/29(a)	EUR	200	220,951
0.75%, 09/07/27(a)	EUR	150	173,858
			767,409
France — 11.1%
Agence Francaise de Developpement EPIC
0.00%, 03/25/25(a)(d)	EUR	600	676,787
0.50%, 10/31/25(a)	EUR	200	228,696
Bpifrance SACA, 0.00%, 05/25/28(a)(d)	EUR	500	554,569
Caisse des Depots et Consignations
0.00%, 09/15/25(a)(d)	EUR	200	225,573
0.20%, 03/01/22(a)	EUR	100	112,405
Caisse Francaise de Financement Local, 0.10%, 11/13/29(a)	EUR	300	330,540
French Republic Government Bond OAT
0.50%, 06/25/44(b)	EUR	2,750	2,872,977
0.50%, 06/25/44	EUR	1,250	1,305,899
1.75%, 06/25/39(b)	EUR	9,975	13,240,158
Region of Ile de France
0.50%, 06/14/25(a)	EUR	500	572,010
0.63%, 04/23/27(a)	EUR	300	344,416
1.38%, 03/14/29(a)	EUR	300	361,413
1.38%, 06/20/33(a)	EUR	100	121,020
2.38%, 04/24/26(a)	EUR	100	123,191
3.63%, 03/27/24(a)	EUR	100	121,592
SFIL SA, 0.25%, 12/01/31(a)	EUR	100	109,248
Societe Du Grand Paris EPIC
0.00%, 11/25/30(a)(d)	EUR	1,000	1,078,085
0.30%, 11/25/31(a)	EUR	600	655,412
0.30%, 09/02/36(a)	EUR	600	625,982

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

France (continued)
0.70%, 10/15/60(a)	EUR	1,000	$922,274
0.88%, 05/10/46(a)	EUR	600	645,085
1.00%, 11/26/51(a)	EUR	600	635,709
1.00%, 02/18/70(a)	EUR	1,200	1,176,266
1.13%, 10/22/28(a)	EUR	500	593,906
1.13%, 05/25/34(a)	EUR	800	940,373
1.70%, 05/25/50(a)	EUR	500	634,772
Societe Nationale SNCF SA, 0.63%, 04/17/30(a)	EUR	500	567,781
			29,776,139
Germany — 3.3%
Bundesobligation, Series G 0.00%, 10/10/25(a)(d)	EUR	1,517	1,732,611
Bundesrepublik Deutschland Bundesanleihe
Series G, 0.00%, 08/15/30(a)(d)	EUR	2,115	2,407,105
Series G, 0.00%, 08/15/31(a)(d)	EUR	2,100	2,370,948
Series G, 0.00%, 08/15/50(a)(d)	EUR	2,000	2,117,457
State of Hesse, 0.00%, 06/18/31(a)(d)	EUR	200	218,050
			8,846,171
Hong Kong — 0.8%
Airport Authority, 1.75%, 01/12/27(b)	USD	200	197,770
Hong Kong Government International Bond
0.00%, 11/24/26(a)(d)	EUR	400	441,669
0.63%, 02/02/26(b)	USD	200	191,756
1.00%, 11/24/41(a)	EUR	200	208,353
1.38%, 02/02/31(b)	USD	200	188,678
1.75%, 11/24/31(a)	USD	700	679,630
2.50%, 05/28/24(b)	USD	200	204,912
			2,112,768
Hungary — 0.2%
Hungary Government International Bond, 1.75%, 06/05/35(a)	EUR	500	572,218

Indonesia — 0.5%
Perusahaan Penerbit SBSN Indonesia III
3.75%, 03/01/23(a)(e)	USD	1,005	1,033,442
3.90%, 08/20/24(a)	USD	280	295,674
			1,329,116
Ireland — 1.0%
Ireland Government Bond, 1.35%, 03/18/31(a)	EUR	2,206	2,719,746

Italy — 1.7%
Italy Buoni Poliennali Del Tesoro, 1.50%, 04/30/45(b)	EUR	4,385	4,526,066

Netherlands — 1.6%
Nederlandse Waterschapsbank NV, 0.50%, 04/26/51(a)	EUR	200	218,590
Netherlands Government Bond, 0.50%, 01/15/40(b)	EUR	3,577	4,169,037
			4,387,627
New Zealand — 0.1%
Auckland Council, 0.25%, 11/17/31(a)	EUR	200	217,491

Norway — 0.2%
Kommunalbanken AS
0.50%, 10/08/24	AUD	200	137,432
2.13%, 02/11/25(b)	USD	200	203,852
2.70%, 09/05/23	AUD	100	72,534
			413,818
Poland — 0.5%
Republic of Poland Government International Bond
1.00%, 03/07/29(a)	EUR	475	557,370
1.13%, 08/07/26(a)	EUR	400	466,358
		Par
Security		(000)	Value

Poland (continued)
2.00%, 03/08/49(a)	EUR	175	$229,902
			1,253,630
South Korea — 0.5%
Export-Import Bank of Korea
0.83%, 04/27/25(a)	EUR	270	309,701
1.75%, 10/19/28 (Call 08/19/28)(a)	USD	200	196,166
Korea Development Bank (The)
0.00%, 07/10/24(a)(d)	EUR	100	112,223
0.40%, 06/19/24	USD	450	439,047
Korea Electric Power Co., 1.13%, 09/24/26(a)	USD	200	192,250
Korea International Bond, 2.00%, 06/19/24	USD	200	202,500
			1,451,887
Spain — 1.4%
Adif Alta Velocidad
0.55%, 04/30/30(a)	EUR	200	223,263
0.55%, 10/31/31(a)	EUR	200	218,048
0.80%, 07/05/23(a)	EUR	200	228,263
0.95%, 04/30/27(a)	EUR	200	232,271
1.25%, 05/04/26(a)	EUR	200	234,911
Autonomous Community of Madrid Spain
0.16%, 07/30/28(a)	EUR	100	110,529
0.83%, 07/30/27(a)	EUR	280	323,292
Instituto de Credito Oficial
0.00%, 04/30/26(a)(d)	EUR	200	223,955
0.20%, 01/31/24(a)	EUR	100	113,381
Spain Government Bond, 1.00%, 07/30/42(b)	EUR	1,700	1,814,468
			3,722,381
Supranational — 6.9%
Asian Development Bank
0.00%, 10/24/29(a)(d)	EUR	300	328,707
0.35%, 07/16/25	EUR	225	255,549
0.37%, 06/26/23	SEK	2,000	215,051
0.63%, 09/15/26	GBP	50	65,067
1.88%, 08/10/22	USD	275	276,837
2.13%, 03/19/25	USD	248	253,025
2.38%, 08/10/27(e)	USD	225	232,427
2.45%, 01/17/24	AUD	300	217,236
3.13%, 09/26/28	USD	410	444,100
EUROFIMA
0.00%, 07/28/26(a)(d)	EUR	200	222,814
0.10%, 05/20/30(a)	EUR	150	164,043
0.15%, 10/10/34(a)(c)	EUR	500	528,381
0.25%, 02/09/24(a)	EUR	100	113,193
European Bank for Reconstruction & Development
0.00%, 01/10/24(d)	EUR	300	338,609
1.50%, 02/13/25	USD	275	275,421
European Investment Bank
0.00%, 11/15/27(a)(d)	EUR	408	457,960
0.00%, 11/15/35(a)(d)	EUR	800	839,999
0.38%, 05/15/26(a)	EUR	550	628,686
0.38%, 09/17/30(a)	SEK	940	94,283
0.50%, 07/19/22(a)	SEK	400	43,008
0.50%, 11/15/23(a)	EUR	750	856,069
0.50%, 11/13/37	EUR	250	280,686
0.75%, 11/15/24(a)	GBP	485	641,755
0.75%, 07/15/27	AUD	500	329,022
0.75%, 09/23/30	USD	1,171	1,071,793
0.88%, 01/30/25(a)	SEK	1,000	107,976
1.00%, 11/14/42(a)	EUR	580	708,388

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Supranational (continued)
1.13%, 11/15/32	EUR	250	$303,475
1.25%, 11/13/26(a)	EUR	475	565,625
1.50%, 03/02/27	SEK	1,400	154,627
1.50%, 11/15/47	EUR	641	870,747
1.63%, 02/04/25(a)	CHF	100	114,152
1.63%, 10/09/29	USD	520	512,528
1.70%, 11/15/24	AUD	100	71,129
1.90%, 01/22/25(a)	CAD	100	79,085
2.13%, 04/13/26	USD	475	484,852
2.38%, 01/18/23(a)	CAD	50	39,830
2.38%, 05/24/27	USD	599	619,258
2.50%, 10/15/24(e)	USD	795	819,033
2.70%, 01/12/23(a)	AUD	150	108,132
2.88%, 06/13/25(b)	USD	200	209,016
3.30%, 02/03/28	AUD	500	376,204
IDB Trust Services Ltd., 0.04%, 12/04/24(a)	EUR	250	278,371
International Bank for Reconstruction & Development
0.63%, 11/22/27	EUR	100	115,430
2.90%, 11/26/25	AUD	100	73,624
Series GDIF, 2.13%, 03/03/25	USD	200	204,124
Series GDIF, 3.13%, 11/20/25	USD	580	613,309
International Finance Corp.
1.25%, 12/15/23	GBP	100	134,390
2.00%, 10/24/22	USD	550	555,258
2.13%, 04/07/26	USD	375	382,294
Nordic Investment Bank
0.00%, 04/30/27(a)(d)	EUR	100	111,738
0.13%, 06/10/24(a)	EUR	25	28,274
0.50%, 11/03/25(a)	EUR	640	732,101
			18,546,691
Sweden — 0.6%
Kommuninvest I Sverige AB
0.25%, 11/26/27(a)	SEK	3,100	317,166
0.38%, 03/27/24(a)	SEK	2,000	214,575
0.63%, 06/01/23(a)	SEK	2,000	215,989
0.88%, 05/16/29(a)	SEK	2,000	209,558
Sweden Government International Bond, 0.13%, 09/09/30(a)	SEK	7,200	757,499
			1,714,787
United Kingdom — 2.8%
Transport for London, 2.13%, 04/24/25(a)	GBP	300	408,134
United Kingdom Gilt
0.88%, 07/31/33(a)	GBP	3,300	4,211,866
1.50%, 07/31/53(a)	GBP	2,054	2,821,263
			7,441,263
		Par/
		Shares
Security		(000)	Value

United States — 0.1%
Perusahaan Penerbit SBSN Indonesia III, 3.55%, 06/09/51(a)	USD	200	$188,992

Total Foreign Government Obligations — 39.5%
(Cost: $111,656,660)			105,972,470

Municipal Debt Obligations

United States — 0.0%
District of Columbia Water & Sewer Authority RB, Series A, 4.81%, 10/01/2114(e)		$75	105,458

Total Municipal Debt Obligations — 0.0%
(Cost: $88,568)			105,458

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(h)(i)(j)		3,345	3,345,690
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(h)(i)		1,640	1,640,000
			4,985,690

Total Short-Term Investments — 1.9%
(Cost: $4,985,472)			4,985,690

Total Investments in Securities — 100.1%
(Cost: $281,096,321)			268,585,613

Other Assets, Less Liabilities — (0.1)%			(292,581)

Net Assets — 100.0%			$268,293,032

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.

(e)	All or a portion of this security is on loan.

(f)	Perpetual security with no stated maturity date.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.

(h)	Affiliate of the Fund.

(i)	Annualized 7-day yield as of period end.

(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
January 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,357,494	$988,657	(a)	$—	$(353)	$(108)	$3,345,690	3,345	$1,390	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	430,000	1,210,000	(a)	—	—	—	1,640,000	1,640	41		—
					$(353)	$(108)	$4,985,690		$1,431		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	6,083,000	USD	4,299,464	GS	02/02/22	$1,521
CAD	10,271,000	USD	8,062,263	BOA	02/02/22	17,816
CHF	220,000	USD	235,586	MS	02/02/22	1,828
EUR	79,782,500	USD	89,290,978	BNP	02/02/22	340,698
EUR	79,785,000	USD	89,293,776	MS	02/02/22	340,709
GBP	10,860,000	USD	14,557,613	BNP	02/02/22	47,995
NOK	5,345,000	USD	595,776	BNP	02/02/22	5,191
SEK	35,880,000	USD	3,822,487	SSB	02/02/22	25,338
USD	4,525,157	AUD	6,233,000	BNP	02/02/22	118,114
USD	7,890,388	CAD	10,026,000	CITI	02/02/22	3,048
USD	55,412	CAD	70,000	MS	02/02/22	344
USD	138,533	CAD	175,000	UBS	02/02/22	863
USD	241,337	CHF	220,000	BOA	02/02/22	3,923
USD	92,405,247	EUR	81,475,000	BNP	02/02/22	872,130
USD	92,015,081	EUR	81,002,500	CITI	02/02/22	1,012,795
USD	107,474	EUR	95,000	JPM	02/02/22	747
USD	15,023,546	GBP	11,125,000	MS	02/02/22	61,539
USD	442,069	NOK	3,900,000	BNP	02/02/22	3,571
USD	163,888	NOK	1,445,000	JPM	02/02/22	1,419
USD	682,026	SEK	6,180,000	BNP	02/02/22	19,274
USD	3,684,392	SEK	33,340,000	BOA	02/02/22	108,961
HKD	1,100,000	USD	141,063	BNP	02/07/22	16
USD	141,086	HKD	1,100,000	UBS	02/07/22	7
AUD	75,000	USD	52,847	GS	03/02/22	187
EUR	225,000	USD	251,454	BNP	03/02/22	1,464
GBP	280,000	USD	375,593	MS	03/02/22	910
USD	1,619,552	CNY	10,315,000	SSB	03/02/22	3,526
						2,993,934
AUD	150,000	USD	109,476	GS	02/02/22	(3,418)
EUR	960,000	USD	1,090,985	BNP	02/02/22	(12,473)
EUR	2,045,000	USD	2,326,950	MS	02/02/22	(29,494)
GBP	265,000	USD	358,919	MS	02/02/22	(2,521)
SEK	3,640,000	USD	407,940	SSB	02/02/22	(17,581)

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
January 31, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNY	10,315,000	USD	1,621,983	SSB	02/08/22	$(1,491)
USD	1,613,256	CNY	10,315,000	SSB	02/08/22	(7,236)
USD	4,299,902	AUD	6,083,000	BOA	03/02/22	(1,491)
USD	239,812	CAD	305,000	BOA	03/02/22	(124)
USD	8,062,263	CAD	10,271,000	MS	03/02/22	(17,702)
USD	235,757	CHF	220,000	UBS	03/02/22	(1,828)
USD	89,341,146	EUR	79,782,500	CITI	03/02/22	(340,635)
USD	89,343,482	EUR	79,785,000	JPM	03/02/22	(341,108)
USD	14,554,795	GBP	10,860,000	TDB	03/02/22	(48,142)
USD	141,062	HKD	1,100,000	UBS	03/02/22	(16)
USD	81,273	NOK	725,000	BNP	03/02/22	(202)
USD	595,484	NOK	5,345,000	GS	03/02/22	(5,181)
USD	3,823,380	SEK	35,880,000	MS	03/02/22	(25,340)
						(855,983)

	Net unrealized appreciation					$2,137,951

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$157,521,995	$—	$157,521,995
Foreign Government Obligations	—	105,972,470	—	105,972,470
Municipal Debt Obligations.	—	105,458	—	105,458
Money Market Funds	4,985,690	—	—	4,985,690
	$4,985,690	$263,599,923	$—	$268,585,613
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,993,934	$—	$2,993,934
Liabilities
Forward Foreign Currency Exchange Contracts	—	(855,983)	—	(855,983)
	$—	$2,137,951	$—	$2,137,951

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Fixed Income

		CITI	Citibank N.A.
LIBOR	London Interbank Offered Rate	GS	Goldman Sachs & Co.
PJSC	Public Joint Stock Company	JPM	JPMorgan Chase Bank N.A.
RB	Revenue Bond	MS	Morgan Stanley & Co. International PLC
REIT	Real Estate Investment Trust	SSB	State Street Bank and Trust Co.
SOFR	Secured Overnight Financing Rate	TDB	Toronto Dominion Bank
		UBS	UBS AG
Counterparty Abbreviations

BNP	BNP Paribas SA
BOA	Bank of America N.A.

Currency Abbreviations

AUD	Australian Dollar	HKD	Hong Kong Dollar
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	SEK	Swedish Krona
CNY	Chinese Yuan	USD	United States Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound